Variable Interest Entities	12 Months Ended
Mar. 31, 2022
Variable Interest Entities [Abstract]
Variable Interest Entities	VARIABLE INTEREST ENTITIES
In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets and trust arrangements.
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2021 and 2022:

Consolidated VIEs	Consolidated assets
At March 31, 2021:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,986,887	¥109,439	¥40,061	¥5,433	¥1,015,434	¥4,800,221	¥16,299
Investment funds	374,324	—	15,171	240,327	41,512	—	77,314
Special purpose entities created for structured financing	175,630	—	2,058	4,645	—	113,943	54,984
Repackaged instruments	281,331	3,179	—	73,914	118,199	85,782	257
Securitization of the MUFG Group’s assets	10,358,628	—	996	—	—	10,339,273	18,359
Trust arrangements	9,029,390	—	—	623,466	1,071,708	7,334,215	1
Other	43,320	323	3,826	17,108	—	4,660	17,403
Total consolidated assets before elimination	26,249,510	112,941	62,112	964,893	2,246,853	22,678,094	184,617
The amounts eliminated in consolidation	(8,121,094)	(110,243)	(31,690)	(5,892)	(519,561)	(7,430,166)	(23,542)
Total consolidated assets	¥18,128,416	¥2,698	¥30,422	¥959,001	¥1,727,292	¥15,247,928	¥161,075

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,989,188	¥—	¥4,058,248	¥1,461,043	¥469,897
Investment funds	15,039	—	—	5,831	9,208
Special purpose entities created for structured financing	97,226	—	—	84,973	12,253
Repackaged instruments	284,795	—	21,343	195,987	67,465
Securitization of the MUFG Group’s assets	10,367,099	—	31,000	9,839,204	496,895
Trust arrangements	9,029,272	7,826,959	—	—	1,202,313
Other	39,141	—	3,433	18,315	17,393
Total consolidated liabilities before elimination	25,821,760	7,826,959	4,114,024	11,605,353	2,275,424
The amounts eliminated in consolidation	(14,679,458)	—	(2,422,978)	(11,144,547)	(1,111,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,547,483)	(7,826,959)	(1,657,447)	(3,043)	(1,060,034)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥594,819	¥—	¥33,599	¥457,763	¥103,457

Consolidated VIEs	Consolidated assets
At March 31, 2022:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,115,286	¥114,679	¥24,959	¥30,114	¥906,109	¥5,016,254	¥23,171
Investment funds	538,336	578	28,021	351,806	55,567	—	102,364
Special purpose entities created for structured financing	192,200	1,694	5,463	7,294	—	119,002	58,747
Repackaged instruments	342,771	4,798	—	134,387	111,711	88,209	3,666
Securitization of the MUFG Group’s assets	10,544,934	—	1,204	—	—	10,526,124	17,606
Trust arrangements	8,581,448	—	—	760,960	1,303,063	6,517,421	4
Other	67,650	465	3,910	22,110	15,684	3,496	21,985
Total consolidated assets before elimination	26,382,625	122,214	63,557	1,306,671	2,392,134	22,270,506	227,543
The amounts eliminated in consolidation	(7,424,058)	(115,486)	(36,175)	(54,363)	(567,242)	(6,619,044)	(31,748)
Total consolidated assets	¥18,958,567	¥6,728	¥27,382	¥1,252,308	¥1,824,892	¥15,651,462	¥195,795

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,091,830	¥—	¥4,443,656	¥1,337,938	¥310,236
Investment funds	29,368	—	—	6,497	22,871
Special purpose entities created for structured financing	101,814	—	—	95,218	6,596
Repackaged instruments	345,606	—	22,791	248,535	74,280
Securitization of the MUFG Group’s assets	10,569,281	—	—	10,102,964	466,317
Trust arrangements	8,581,731	7,063,850	683,346	—	834,535
Other	63,126	—	2,268	39,511	21,347
Total consolidated liabilities before elimination	25,782,756	7,063,850	5,152,061	11,830,663	1,736,182
The amounts eliminated in consolidation	(15,116,977)	(756)	(2,590,224)	(11,378,021)	(1,147,976)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,081,747)	(7,063,094)	(2,522,255)	(3,411)	(492,987)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥584,032	¥—	¥39,582	¥449,231	¥95,219
In general, the creditors or beneficial interest holders of consolidated VIEs have recourse not only to the assets of those VIEs of which they are creditors or beneficial interest holders, but also to other assets of the MUFG Group, since the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity to these VIEs.
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2021 and 2022:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2021:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,491,847	¥5,606,965	¥4,211,342	¥277	¥1,598,992	¥2,612,073	¥—	¥—	¥—
Investment funds	102,840,486	2,646,071	2,288,210	538,190	501,434	1,213,179	35,407	114,911	114,911
Special purpose entities created for structured financing	38,771,947	4,409,839	3,254,145	476,784	25,234	2,745,441	6,686	10,447	10,447
Repackaged instruments	8,604,182	3,088,564	3,008,695	611,245	2,142,482	204,332	50,636	29,478	29,478
Other	65,455,861	3,039,135	2,176,775	198,144	—	1,915,912	62,719	24,732	24,732
Total	¥241,164,323	¥18,790,574	¥14,939,167	¥1,824,640	¥4,268,142	¥8,690,937	¥155,448	¥179,568	¥179,568

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2022:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,325,711	¥6,010,143	¥4,858,210	¥—	¥1,756,122	¥3,102,088	¥—	¥520	¥520
Investment funds	112,262,392	3,352,266	2,622,407	328,963	622,967	1,628,737	41,740	4,507	4,507
Special purpose entities created for structured financing	42,312,881	4,829,867	3,275,008	234,384	20,854	3,012,252	7,518	25,424	25,424
Repackaged instruments	7,533,839	3,627,418	3,448,224	563,524	2,424,602	373,834	86,264	1,590	1,590
Other	74,119,635	3,474,163	2,402,341	170,859	7,552	2,139,751	84,179	28,128	28,128
Total	¥263,554,458	¥21,293,857	¥16,606,190	¥1,297,730	¥4,832,097	¥10,256,662	¥219,701	¥60,169	¥60,169
Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category
Asset-Backed Conduits
This category primarily comprises the following:
Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper (“ABCP”) Conduits and Other ABCP Conduits)
The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group’s customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits’ economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.
In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation in the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.
Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan (“ABL”) Programs and Other Programs)
The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits’ purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases, the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits’ economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.
In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates of trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities’ economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.
The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group’s participation in the entities is only to provide financing along with other third parties and it does not have the power to direct the activities of the entities. Consequently, the MUFG Group does not consolidate the entities used in these programs.
Investment Funds
This category primarily comprises the following:
Corporate Recovery Funds
These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the entities and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.
Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. These partnerships are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights.
The MUFG Group mostly serves as a limited partner in corporate recovery funds that are considered as VIEs, and does not have the power to direct the activities of these funds that most significantly impact the economic performance of these funds. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these funds and does not consolidate them.
Private Equity Funds
The MUFG Group is involved in venture capital funds that are established by either the MUFG Group’s entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.
These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. These partnerships are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights.
The MUFG Group participates in these partnerships as a general partner or limited partner. The MUFG Group consolidates these funds, which are considered as VIEs, if the MUFG Group has the power to direct the activities of these funds that most significantly impact the economic performance of these funds, and also has the obligation to absorb losses of these funds that could potentially be significant to these funds or the right to receive benefits from these funds that could potentially be significant to these funds.
Investment Trusts
The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. The MUFG Group consolidates these funds if the MUFG Group has the power to direct the activities of these funds that most significantly impact the economic performance of these funds, and also has the obligation to absorb losses of these funds that could potentially be significant to these funds or the right to receive benefits from these funds that could potentially be significant to these funds.
Buy-out Financing Vehicles
The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles’ equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. In most cases, the MUFG Group’s participation in these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.
Other Investment Funds
The MUFG Group’s investments in VIEs through MUFG Americas Holdings primarily consist of equity investments in low-income housing credit (“LIHC”) structures, designed to generate a return primarily through the realization of federal tax credits. MUFG Americas Holdings considers itself as the primary beneficiary of certain types of LIHC investments.
LIHC Unguaranteed Syndicated Investment Funds
MUFG Americas Holdings creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. MUFG Americas Holdings receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the MUFG Americas Holdings tax liability. MUFG Americas Holdings considers itself to be the primary beneficiary and consolidates them upon adoption of the current guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds’ economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.
LIHC Guaranteed Syndicated Investment Funds
MUFG Americas Holdings also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. MUFG Americas Holdings earns structuring fees from the sale of these funds and asset management fees. MUFG Americas Holdings serves as the funds’ sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds’ economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG Group is considered as the primary beneficiary of these funds and consolidates them.
Special Purpose Entities Created for Structured Financing
This category primarily comprises the following:
Leasing Transaction Vehicles
These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. When entities take the form of a limited partnership, these entities are considered as VIEs unless limited partners hold substantive kick-out rights or participating rights. The entities considered as VIEs are typically funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities and does not consolidate them, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities.
Project Financing Vehicles
These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.
Sale-and-Leaseback Vehicles
The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group’s customers and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership, and are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights. The subordinated financing of these vehicles considered as VIEs is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group’s participation in these vehicles is only to provide senior financing, it does not have the power to direct the activities that most significantly impact the economic performance of these vehicles. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.
Securitization of Client Real Estate Properties
These entities are established for the purpose of securitizing real estate properties held by the MUFG Group’s customers. In most cases, these entities take the form of a limited partnership or a special purpose company. When entities take the form of a limited partnership, these entities are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights. The entities considered as VIEs are typically funded by senior and subordinated financing where the original owners of the real estate properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group’s participation in these vehicles is only to provide a portion of senior financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.
Repackaged Instruments
This category primarily comprises the following:
Investments in Financially-Engineered Products
The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments such as collateralized debt obligations (“CDOs”). These entities are considered as VIEs because the holders of the equity investment at risk do not have the power to direct the activities that most significantly impact their economic performance. These entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group’s involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.
In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group’s involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.
Investments in Securitized Financial Instruments
The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group’s involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.
Securitization of the MUFG Group’s Assets
This category primarily comprises the following:
Securitization for issuing interests or financing
The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing policies as servicer that give it the ability to manage the entities’ assets that become delinquent or are in default in order to improve the economic performance of the entities.
Eligible beneficiary interests in housing loan trusts
The MUFG Group establishes trusts, which acquire the MUFG Group’s housing loans and in turn issue beneficiary interests to the MUFG Group, to pledge these beneficiary interests as collateral for borrowings from the Bank of Japan, as a result of the decision by the Bank of Japan on June 30, 2016 to accept these beneficial interests as collateral in the same way as it does for Japanese national government bonds. The MUFG Group is considered as the primary beneficiary and consolidates the trusts since it has the obligation to absorb losses through beneficiary interests, and also has the power for determining and implementing policies as servicer that give it the ability to manage housing loans owned by the trusts that become delinquent or are in default in order to improve the economic performance of the trusts.
Trust Arrangements
The MUFG Group offers, primarily through Mitsubishi UFJ Trust and Banking, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, mainly, except for the case mentioned below, because it merely receives fees for compensation for its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the trusts’ economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.
With respect to the jointly operated designated money in trusts, Mitsubishi UFJ Trust and Banking pools money from investors and determines how best to invest it. In addition, certain investors, such as money reserve funds and investment funds, place excess funds in the jointly operated designated money trusts. Mitsubishi UFJ Trust and Banking typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to Mitsubishi UFJ Trust and Banking and receives fees as compensation for services. In this role as a sponsor of these trusts’ Mitsubishi UFJ Trust and Banking provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. Mitsubishi UFJ Trust and Banking is considered as the primary beneficiary of these trusts’ because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these trusts’ that most significantly impact their economic performance. Upon consolidation of the trusts, the certificates issued to the investors are accounted for as deposit liabilities as the products are structured and marketed to customers similar to Mitsubishi UFJ Trust and Banking’s term deposit products.
Mitsubishi UFJ Trust and Banking considers the likelihood of incurring losses on the stated principal guarantee to be highly remote. In the trusts’ operational history that extends over decades, the stated principal guarantee has never been called upon. The variability in fair value of the net assets of the trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by investors or trust beneficiaries.
Other
This category primarily comprises the following:
Financing Vehicles of the MUFG Group’s Customers
The MUFG Group is involved with several entities that are established by the MUFG Group’s customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group entities and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases, the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation in these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.
Funding Vehicles
The MUFG Group has established several wholly-owned off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group’s investment in the vehicles’ equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these vehicles, the MUFG Group does not consolidate these entities.
Troubled Borrowers
During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with the management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.